Lease Arrangements - Additional Information (Detail) - Buildings - USD ($)		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2020
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Operating leases lease term		3 years
Increase Decrease In Lease Liabilities	$ 736,377